TAX - Non-current tax liability (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current tax liability related to held over gains
Balance as of 1 January	$ 44,901	$ 44,900	$ 44,900
Balance as of 31 December	$ 44,923	$ 44,901	$ 44,900